Stock Plan	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019
Share-based Payment Arrangement [Abstract]
Stock Plan

Note 14 – Stock Plan

An Employee, Directors, and Consultants Stock Plan for the Year 2019 (“Plan”) was established by the Company. The Plan is intended to attract and retain employees, directors and consultants by aligning the economic interest of such individuals more closely with the Company’s stockholders, by paying fees or salaries in the form of shares of the Company’s common stock. The Plan is effective December 28, 2018, and expired December 31, 2019. Common shares of 1,000,000 are reserved for stock awards under the Plan. There were 965,000 shares awarded under the Plan as of December 31, 2019.

On December 13, 2019, the Company adopted the Employees, Directors, and Consultants Stock Plan for the Year 2019-A (“2019-A Plan”) to replace the Plan. The 2019-A Plan is effective on December 13, 2019 and expires June 1, 2020. Common shares of 1,000,000 are reserved for stock awards under the 2019-A Plan. There were 642,857 shares issued under the 2019-A Plan as of December 31, 2019.

Note 13 – Stock Plan

An Employee, Directors, and Consultants Stock Plan for the Year 2019 (“Plan”) was established by the Company. The Plan is intended to attract and retain employees, directors and consultants by aligning the economic interest of such individuals more closely with the Company’s stockholders, by paying fees or salaries in the form of shares of the Company’s common stock. The Plan is effective December 28, 2018, and expires December 31, 2019. Common shares of 1,000,000 are reserved for stock awards under the Plan. There were 510,000 shares awarded under the Plan as of June 30, 2019.